Cash, Restricted Cash and Cash Equivalents (Tables)	6 Months Ended
Sep. 30, 2025
Cash, Restricted Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents include the following amounts:

	September 30, 2025	March 31, 2025
Unrestricted cash held with chartered banks	7,149,985	6,135,166
Restricted cash	47,191	35,964
Total	7,197,176	6,171,130